DIRECTORS LOAN (Details Narrative) - CAD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2019	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
DIRECTORS LOAN
Interest rate	10.00%
Principal balance	$ 1,000,000	$ 1,075,778	$ 1,050,846	$ 966,304
Loan bonus share extend		five years